COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2025	Feb. 29, 2024
Disclosure of non-adjusting events after reporting period [line items]
Investment property under development	$ 7,191,369
Operating investment properties	584,789
Capital commitments	$ 7,776,158
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Counterparty settlement amount		$ 237,226